INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details)	Mar. 31, 2013	Mar. 31, 2012
Number Of Operating Partnerships	50	50
Series Forty Seven [Member]
Number Of Operating Partnerships	15	15
Series Forty Eight [Member]
Number Of Operating Partnerships	11	11
Series Forty Nine [Member]
Number Of Operating Partnerships	24	24